Commitments & Contingencies - Extended Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in deferred income
Amortization of deferred revenue	$ (10,200)
Current portion	12,518	$ 11,980
Noncurrent portion	3,577	3,758
Extended Warranty
Movement in deferred income
Beginning Balance	425	477
Revenue deferred for new extended warranty contracts	133	166
Amortization of deferred revenue	(198)	(224)
Other	(10)	6
Ending Balance	350	425
Current portion	163	204
Noncurrent portion	$ 186	$ 221